Income taxes	12 Months Ended
Sep. 30, 2025
Income Tax Disclosure [Abstract]
Income taxes

12	Income taxes

Cayman Islands, Seychelles and BVIs

The Company and its subsidiary, Enigmatig Corp Limited and Enigmatig (BVI) Limited, are domiciled in the Cayman Islands, Seychells and the British Virgin Islands, respectively. All localities currently enjoy permanent income tax holidays; accordingly, the Company, Enigmatig Corp Limited and Enigmatig (BVI) Limited do not accrue for income taxes.

Singapore

The Company’s subsidiary, Enigmatig Pte Ltd, is considered Singapore tax resident enterprises under Singapore tax laws; accordingly, they are subject to enterprise income tax on their taxable income as determine under Singapore tax laws and accounting standards at a statutory tax rate of 17% for years ended September 30, 2025, 2024, and 2023, with 75% of the first S$10,000 taxable income and 50% of the next S$190,000 taxable income exempted from income tax.

Hong Kong

The Company’s subsidiary, Enigmatig Consulting Limited, is considered Hong Kong tax resident enterprises under Hong Kong tax laws; accordingly, they are subject to enterprise income tax on their taxable income as determine under Hong Kong tax laws and accounting standards. Under the two-tiered profits tax rates regime, the first HK$2 million of profits of the qualifying group entity will be taxed at 8.25%, and profits above HK$2 million will be taxed at 16.5% for years ended September 30, 2025, 2024, and 2023.

China, PRC

The Company’s subsidiary, Shanghai Enigmatig Information Consultancy Limited, is considered China tax resident enterprises under China tax laws; accordingly, they are subject to enterprise income tax on their taxable income as determine under China tax laws and accounting standards at a statutory tax rate of 25% for years ended September 30, 2025, 2024, and 2023. The subsidiary has no operating profit or tax liabilities for the years ended September 30, 2025,2024, and 2023.

Belize

The Company’s subsidiary, Enigmatig (Belize) Limited, is considered Belize tax resident enterprises under Belize tax laws; accordingly, they are subject to enterprise income tax on their taxable income as determine under Belize tax laws and accounting standards at a statutory tax rate of 25% for years ended September 30, 2025, 2024, and 2023. The subsidiary has no operating profit or tax liabilities for the years ended September 30, 2025, 2024, and 2023.

Significant components of the provision for income taxes are as follows:

	For the years ended September 30,
	2025	2024	2023
	US$	US$	US$

Income tax expense is comprised of the following:
Deferred income tax	88	-	-
Current income tax	295,414	142,212	242,643
	295,502	142,212	242,643

A reconciliation between of the statutory tax rate to the effective tax rate are as follows:

	For the years ended of September 30,
	2025	2024	2023
	US$	US$	US$

Profit before tax	855,165	963,404	1,377,079
Effects of:
- Income computed at statutory rate	17%	17%	17%
- Tax effect of different tax rates in other jurisdictions	3%	1%	-%
- Tax effect on expense not deductible for tax purposes	10%	10%	6%
- Income not subject to tax	(2)%	(4)%	-%
- Singapore statutory stepped income exemption	-%	(1)%	(1)%
- Corporate tax rebate	-%	(3)%	(2)%
- Valuation allowance	6%	(3)%	(2)%
- (Over) under provision of prior year income tax	1%	(2)%	(1)%
Effective tax rate	35%	15%	17%

Expenses not deductible for tax purposes were as follows:

	For the years ended of September 30,
	2025	2024	2023

Professional fee – IPO related	11%	9%	4%
Others	(1)%	1%	2%
	10%	10%	6%

Significant components of deferred tax were as follows:

	As of September 30,
	2025	2024
	US$	US$
Deferred tax assets, gross:
Operating lease liabilities, net of ROU	(3,154)	-
Net operating loss carried forward	172,409	124,455
Valuation allowance	(169,255)	(124,455)
Deferred tax assets, net of valuation allowance	-	-

In assessing the realizability of deferred tax assets, the Company only consider to the extent that it is probable that future taxable profits will be available against which the Company can utilize the benefits. After consideration of all the information available, the Company has recorded a full valuation allowance against its deferred tax assets as of September 30, 2025 and 2024, respectively, because the Company has determined that is it more likely than not that these assets will not be fully realized due to continuous net operating losses incurred in those geographic areas.